[PIONEER LOGO]
PIONEER INVESTMENTS(R)


PIONEER
STRATEGIC INCOME
FUND


ANNUAL REPORT 9/30/01

TABLE OF CONTENTS

Letter to Shareowners                                                 1

Portfolio Summary                                                     2

Performance Update                                                    3

Portfolio Management Discussion                                       6

Schedule of Investments                                              10

Financial Statements                                                 17

Notes to Financial Statements                                        23

Report of Independent Public Accountants                             28

Trustees, Officers and Service Providers                             29

 PIONEER STRATEGIC INCOME FUND

 LETTER TO SHAREOWNERS

 DEAR FELLOW SHAREOWNERS,

Although September 11 is now several weeks behind us, we know that all Americans share our continuing compassion for the victims of the attacks and for all their loved ones. In addition, we at Pioneer wish to extend our full-hearted support and encouragement to the men and women who are fighting terrorism and defending our freedoms around the globe.

While the emotional impact of September's events are still with us and will certainly endure, we are confident that, with time, their economic impact will pass. We base that confidence on Pioneer's 73 years of experience - nearly a third of our nation's history, covering wars and depression, crisis and prosperity.

That same confidence defines our investment outlook. In other moments of national emergency - World War II and the Gulf War, among others - the markets declined at first, then recovered. Investors who abandoned their investment programs during those earlier periods of turmoil came to regret that decision when the markets resumed their long-term upward trend.

Shocks from the recent tragedy have set in motion a more abrupt economic slowdown than we had anticipated. More importantly for investors, we think the economy's rebound will be steeper as well, spurred by the strong stimuli of lower interest rates, lower taxes and government spending. We also believe that many global markets will follow a similar pattern.

Since the founding of Pioneer Fund, our flagship fund, in 1928, our only goal has been to help investors achieve their objectives. Over the months and years ahead, we will continue to offer you the high caliber of investment management that our shareowners have enjoyed for more than seven decades.

As always, you can check your Pioneer fund accounts and see recent fund information at www.pioneerfunds.com. In the meantime, if you are contemplating adjustments to your portfolio in the wake of September's events, we urge you to contact your investment professional.

Sincerely,

/s/ Theresa A. Hamacher

Theresa A. Hamacher
Chief Investment Officer
Pioneer Investment Management, Inc.

PORTFOLIO SUMMARY 9/30/01

PORTFOLIO DIVERSIFICATION

(As a percentage of total investment portfolio)

[CHART]

Corporate Bonds                              50%
Convertible Corporate Bonds                  20%
Foreign Government Bonds                     11%
U.S. Government Agency Obligations            7%
U.S. Treasury Obligations                     7%
Asset-Backed Securities                       4%
Supranational Bonds                           1%

PORTFOLIO QUALITY

(As a percentage of total investment portfolio)

[CHART]

Cash Equivalents                 4.1%
Treasury/Agency                 15.4%
AAA                              8.7%
AA                               4.3%
A                                4.7%
BBB                              8.8%
Below BBB                       54.0%

10 LARGEST HOLDINGS

(As a percentage of debt holdings)

1.  Government of France, 3.0%, 7/25/09                        6.56%

2.  U.S. Treasury Notes, 7.875%, 2/15/21                       3.99%

3.  Nykredit, 7.0%, 10/1/32                                    2.75%

4.  Nykredit, 6.0%, 10/1/29                                    1.45%

5.  International Finance Corp., 6.75%, 7/15/09                1.40%

6.  General Semiconductor, 5.75%, 12/15/06                     1.36%

7.  Fairchild Semiconductor, 10.375%, 10/1/07                  1.33%

8.  Quantum Corp., 7.0%, 8/1/04                                1.32%

9.  Mascotech, Inc., 4.5%, 12/15/03                            1.32%

10. Bank of Ireland, 7.5%, 12/29/49                            1.31%

Fund holdings will vary for other periods.

PERFORMANCE UPDATE 9/30/01                                        CLASS A SHARES

SHARE PRICES AND DISTRIBUTIONS

 NET ASSET VALUE
 PER SHARE                  9/30/01      9/30/00
                            $8.89        $9.12

DISTRIBUTIONS PER SHARE     INCOME       SHORT-TERM      LONG-TERM
(9/30/00-9/30/01)           DIVIDENDS    CAPITAL GAINS   CAPITAL GAINS
                            $0.721           -               -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to the growth of the Lehman Brothers U.S. Universal Index and Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

(as of September 30, 2001)


                NET ASSET   PUBLIC OFFERING
PERIOD            VALUE        PRICE*
Life-of-Class     2.91%         1.01%
(4/15/99)

1 Year            5.47%         0.72%

[CHART]

GROWTH OF $10,000+


          PIONEER STRATEGIC     LEHMAN BROTHERS U.S.      LEHMAN BROTHERS
             INCOME FUND*         UNIVERSAL INDEX       AGGREGATE BOND INDEX
4/99           $9,550                $10,000                 $10,000
9/99           $9,314                 $9,936                  $9,947
3/00           $9,432                $10,185                 $10,154
9/00           $9,680                $10,660                 $10,642
3/01          $10,139                $11,404                 $11,427
9/01          $10,209                $11,924                 $12,022

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

   Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE UPDATE 9/30/01                                        CLASS B SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                   9/30/01        9/30/00
                            $8.85          $9.11

DISTRIBUTIONS PER SHARE      INCOME       SHORT-TERM      LONG-TERM
(9/30/00-9/30/01)            DIVIDENDS    CAPITAL GAINS   CAPITAL GAINS
                            $0.696            -               -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund, compared to the growth of the Lehman Brothers U.S. Universal Index and Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

(as of September 30, 2001)


                 IF        IF
PERIOD          HELD     REDEEMED*
Life-of-Class   2.31%     1.26%
(4/15/99)

1 Year          4.85%     0.96%

[CHART]

GROWTH OF $10,000+


                 PIONEER STRATEGIC   LEHMAN BROTHERS U.S.      LEHMAN BROTHERS
                   INCOME FUND*        UNIVERSAL INDEX       AGGREGATE BOND
INDEX
4/99               $10,000              $10,000                   $10,000
9/99                $9,741               $9,936                    $9,947
3/00                $9,821              $10,185                   $10,154
9/00               $10,038              $10,660                   $10,642
3/01               $10,479              $11,404                   $11,427
9/01               $10,262              $11,924                   $12,022

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

   Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE UPDATE 9/30/01                                        CLASS C SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                   9/30/01       9/30/00
                            $8.82         $9.06

DISTRIBUTIONS PER SHARE     INCOME        SHORT-TERM       LONG-TERM
(9/30/00-9/30/01)           DIVIDENDS     CAPITAL GAINS    CAPITAL GAINS
                            $0.680            -                -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to the growth of the Lehman Brothers U.S. Universal Index and Lehman Brothers Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

(as of September 30, 2001)


             NET ASSET  PUBLIC OFFERING
PERIOD         VALUE      PRICE/CDSC*
Life-of-Class   2.27%      1.86%
(4/15/99)

1 Year          4.93%      3.90%

[CHART]

GROWTH OF $10,000+


                  PIONEER STRATEGIC      LEHMAN BROTHERS U.S.       LEHMAN
BROTHERS
                    INCOME FUND*           UNIVERSAL INDEX       AGGREGATE BOND
INDEX
4/99                 $9,900                 $10,000                $10,000
9/99                 $9,670                  $9,936                 $9,947
3/00                 $9,748                 $10,185                $10,154
9/00                 $9,942                 $10,660                $10,642
3/01                $10,378                 $11,404                $11,427
9/01                $10,432                 $11,924                $12,022

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. A 1% contingent deferred sales charge
   (CDSC) applies to redemptions made within one year of purchase.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO MANAGEMENT DISCUSSION 9/30/01

Helped by falling short-term interest rates and the expectation that the U.S. economy would recover from its slump, domestic corporate bonds performed well for the greater part of the 12-month period ended September 30, 2001. However, the terrorist attack on September 11 precipitated new concerns about the economy, resulting in a sharp decline in the prices of many corporate bonds during the final three weeks of the fiscal year. The following is an interview with Kenneth J. Taubes, head of the portfolio management team for Pioneer Strategic Income Fund. Mr. Taubes discusses the events and factors that influenced your Fund's performance over the 12-month period.

Q:  HOW DID THE FUND PERFORM, KEN?

A: Pioneer Strategic Income Fund's diversification strategy and good security selection of domestic corporate high yield and emerging market bonds helped the Fund withstand much of the worst effect of the market slump following the September 11 terrorist attack. The Fund posted positive returns and finished well above its peer-group average. For the 12 months ended September 30, 2001, Class A shares had a total return of 5.47%, while Class B shares returned 4.85% and Class C shares had a return of 4.93%, all at net asset value. In contrast, the Lehman Brothers U.S. Universal Index, which is heavily influenced by domestic investment-grade securities, returned 12.95%, while the average return of the 121 multi-sector income funds tracked by Lipper Inc. was 0.27%. The Fund finished in the top 9% of all funds in its Lipper category. (Lipper is an independent firm that tracks mutual fund performance.) The Fund continued to provide generous income. On September 30, 2001, the Fund's 30-day SEC yield was 8.29% on Class A shares.

Q:  HOW WOULD YOU DESCRIBE THE INVESTMENT ENVIRONMENT FOR THE FUND?

A: The best way to describe it is to say we had two different environments: one before the terrorist attack on September 11, 2001, and one after the terrorist attack. In late 2000 and the first eight months of 2001, we saw increasing evidence of slowing economic activity. In response, the U.S. Federal Reserve Board moved aggressively to stimulate the economy by rapidly lowering short-term interest rates. Even before the terrorist attacks, the Fed had lowered rates seven times, by a total of three percentage points. Treasury note yields, particularly among shorter maturity securities, fell much more dramatically than those of long-term Treasuries. Investors began anticipating that the economic slowdown could end in late 2001, and the values of corporate bonds - including investment-grade bonds and most high-yield issues - started rising. The exceptions occurred among high-yield bonds issued by telecommunications companies, which continued to be hurt by a severe industry slump. As the U.S. economy slowed and interest rates came down, the value of the European-wide currency, the euro, started to gain in relation to the U.S. dollar as investors were attracted by the higher yields and values available in Europe.

    After the terrorist attacks, markets throughout the world reacted negatively and investors began to expect that a recession in the United States would be longer and more severe than previously anticipated. As a result, corporate bonds fell in value. Investment-grade corporate bonds lost most of the value gained during the previous nine months while high-yield bonds lost all their gains. In the initial weeks after the attacks, the Federal Reserve cut short-term rates an additional two times, by another one percentage point. One reduction occurred in September, followed by the second in early October, after the close of the fiscal year. However, any immediate positive reaction to these additional cuts was tempered by uncertainty over the economy.

Q: WHAT WERE YOUR PRINCIPAL STRATEGIES, AND DID THEY CHANGE IN THE FINAL WEEKS OF THE FISCAL YEAR?

A: We have maintained a consistent strategy, with no dramatic changes. Our asset allocation has been relatively stable throughout the 12-month period. We allocated almost 60% of Fund assets to high-yielding securities, both domestic corporate bonds and emerging market debt, for most of the year. However, we gradually increased our exposure to foreign bonds as their yields became increasingly attractive. At the same time, we became concerned about the effects of slowing growth on emerging markets, so we reduced the Fund's emphasis on emerging market securities to concentrate on only a select few individual securities that we believed represented superior investment value. We also maintained healthy weightings in domestic investment-grade corporate bonds and in European-based investment-grade bonds. We liked the latter because of their high yields and the attractive value of the euro. At the end of the fiscal year, on September 30, 2001, U.S. high-yield corporate debt accounted for 49.7% of net assets, while investment-grade bonds, both international and domestic investment-grade, accounted for 16.7% and 10.5% of net assets, respectively. Emerging market debt represented 7.4% of net assets.

    Consistent with our long-term strategy, we did not try to take major risks related to the direction of interest-rate changes. The portfolio's average effective duration, which is a measure of interest-rate sensitivity, was
    4.72 years on September 30, 2001, about the same as it was 12 months earlier. Average credit quality was BBB.

Q: WHAT TYPES OF INVESTMENTS HELPED SUPPORT PERFORMANCE, AND WHAT TYPES OF INVESTMENTS WERE DISAPPOINTMENTS?

A: The Fund's investment-grade European bonds performed very well as the euro started to gain in relative value against the dollar during the year. In addition, our focus on only selected emerging market bonds proved successful. Dollar-denominated AES-CHINA bonds, which were used to finance electric power projects in China, performed very well. Grupo Elektra, bonds issued by a Mexican specialty retailer, also added to the Fund's returns.

    In general, the Fund's high-yield and emerging-market holdings held up much better than the overall market. Among the high-yield holdings, we gained good performance from oil industry investments and selected health care industry bonds issued by companies such as BECKMAN INSTRUMENTS, KING PHARMACEUTICALS and BIO-RAD LABS. Our decision to deemphasize high-yield telecommunications bonds also proved successful, as this industry continued to underperform the market. However, the Fund's investment in one telecommunications bond, issued by MCLEOD USA, INC., a local telephone company based in the Rocky Mountain region, turned in disappointing performance.

Q:  WHAT IS YOUR OUTLOOK?

A: We are bullish about the long-term outlook for corporate bonds, including high yield. We believe all the necessary steps are in place to spur economic growth in 2002. The Fed has brought short-term interest rates down by a total of four percentage points, which eventually should result in increased corporate borrowing and investment activity. At the same time, the federal government's fiscal policies, including a stimulative spending package and a series of tax cuts, also should begin to take effect. Outside the United States, major central banks in Europe, the United Kingdom and Japan have also started to lower interest rates. The combination of all these factors should make corporate bonds - with their relatively high current yields - increasingly attractive as investors begin to gain confidence in both the domestic economy and in opportunities overseas. We believe our diversified strategy should give the Fund an excellent opportunity to participate in the eventual rebound in corporate bond markets.

SCHEDULE OF INVESTMENTS 9/30/01


PRINCIPAL        S&P/MOODY'S
 AMOUNT          RATINGS
 USD ($)         (UNAUDITED)
VALUE
                             CONVERTIBLE CORPORATE BONDS - 19.7%
       260,000   B-/B3       Adaptec Inc., 4.75%, 2/1/04                      $
231,400
       100,000   NR/NR       Advanced Energy Industries, Inc., 5.25%,
                             11/15/06
76,000
       280,000   B-/B2       Aspen Technology, 5.25%, 6/15/01
197,400
       195,000   B-/B2       Benchmark Electric, 6.0%, 8/15/06
149,663
       180,000   CCC+/NR     Checkfree Holdings Corp., 6.5%, 12/1/06
130,725
       125,000   BB+/Baa3    Commscope Inc., 4.0%, 12/15/06
97,656
       350,000   B-/NR       Conexant Systems Inc., 4.0%, 2/1/07
189,000
       125,000   NR/NR       Emcore Corp., 5.0%, 5/15/06
79,530
       175,000   NR/NR       Emcore Corp., 5.0%, 5/15/06 (144A)
111,344
       160,000   NR/NR       Freeport-McMoran, 8.25%, 1/31/06 (144A)
171,000
       250,000   B-/B2       General Semiconductor, 5.75%, 12/15/06
245,000
       155,000   B-/B2       Getty Images, Inc., 5.0%, 3/15/07
113,732
       130,000   BB+/Ba2     Hilton Hotels, 5.0%, 5/15/06
104,975
       225,000   B-/B2       Juniper Networks, 4.75%, 3/15/07
138,375
       200,000   NR/B2       Key Energy Group, 5.0%, 9/15/04
185,000
       275,000   B/B2        Mascotech, Inc., 4.5%, 12/15/03
236,500
       200,000   BB/B1       Pogo Producing Co., 5.5%, 6/15/06
182,250
       272,000   B+/B2       Quantum Corp., 7.0%, 8/1/04
236,640
       180,000   NR/NR       Radisys Corp., 5.5%, 8/15/07
109,125
       240,000   BBB/Baa3    Thermo Electron Corp., 4.25%, 1/1/03 (144A)
234,600
       255,000   BB-/B2      Tower Automotive Inc., 5.0%, 8/1/04
200,175
       150,000   B-/NR       Triquint Semicon, 4.0%, 3/1/07
114,000
                                                                              --
-----------
                             TOTAL COVERTIBLE CORPORATE BONDS
                             (Cost $3,615,796)                                $
3,534,090
                                                                              --
-----------
                             ASSET BACKED SECURITIES - 4.2%
 DKK 3,988,487   AA/Aa2      Nykredit, 7.0%, 10/1/32                          $
493,867
 DKK 2,179,156   AA/Aa2      Nykredit, 6.0%, 10/1/29
261,164
                                                                              --
-----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $740,132)                                  $
755,031
                                                                              --
-----------
                             CORPORATE BONDS - 49.5%
                             BASIC MATERIALS - 5.3%
                             CHEMICALS - 3.1%
  EURO 200,000   B+/B2       Huntsman ICI Chemicals LLC, 10.125%,
                             7/1/09                                           $
147,477
       200,000   BB/BA3      Lyondell Petrochemical Co., 9.875%, 5/1/07
184,000
       250,000   BB/Ba3      Reliance Industries, 10.5%, 8/6/46 (144A)
224,375
                                                                              --
-----------
                                                                              $
555,852
                                                                              --
-----------


   The accompanying notes are an integral part of these financial statements.


PRINCIPAL        S&P/MOODY'S
AMOUNT           RATINGS
USD ($)          (UNAUDITED)
VALUE
                             CONTAINERS & PACKAGING (PAPER) - 1.0%
       180,000   B/B2        Stone Container Corp., 9.75%, 2/1/11             $
181,800
                                                                              --
-----------
                             PAPER & FOREST PRODUCTS - 1.2%
       225,000   D/Caa3      App China Group, 14.0%, 3/15/10 (144A)           $
18,844
       210,000   BB-B1       Fibermark Inc., 10.75%, 4/15/11 (144A)
187,950
                                                                              --
-----------
                                                                              $
206,794
                                                                              --
-----------
                             TOTAL BASIC MATERIALS                            $
944,446
                                                                              --
-----------
                             CAPITAL GOODS - 3.1%
                             ELECTRICAL EQUIPMENT - 1.9%
       200,000   B/B2        Advance Lighting Technology, 8.0%, 3/15/08       $
126,000
       200,000   B+/B1       Hadco Corp., 9.5%, 6/15/08
210,000
                                                                              --
-----------
                                                                              $
336,000
                                                                              --
-----------
                             WASTE MANAGEMENT - 1.2%
       225,000   BB/Ba3      Azurix Corp., 10.75%, 2/15/10                    $
226,125
                                                                              --
-----------
                             TOTAL CAPITAL GOODS                              $
562,125
                                                                              --
-----------
                             COMMUNICATION SERVICES - 4.2 %
                             CELLULAR/WIRELESS TELECOMMUNICATIONS - 1.8%
       200,000   B/B3        Crown Castle International Corp., 9.0%,
                             5/15/11                                          $
166,000
  EURO 200,000   B+/B2       PTC International Finance, 11.25%, 12/1/09
163,863
                                                                              --
-----------
                                                                              $
329,863
                                                                              --
-----------
                             TELECOMMUNICATIONS (LONG DISTANCE) - 2.1%
  EURO 175,000   BBB+/A3     World Com, 6.75%, 5/15/08                        $
159,678
       310,000   B-/B3       SBA Communications System, 12.0%, 3/1/08
210,800
                                                                              --
-----------
                                                                              $
370,478
                                                                              --
-----------
                             TELEPHONE - 0.3%
       200,000   CCC+/B3     McLeodUSA Inc., 9.25%, 7/15/07                   $
57,500
                                                                              --
-----------
                             TOTAL COMMUNICATION SERVICES                     $
757,841
                                                                              --
-----------
                             CONSUMER CYCLICALS - 8.8%
                             AUTO PARTS & EQUIPMENT - 1.1%
       200,000   BB+/Ba1     Lear Corp., 7.96%, 5/15/05                       $
197,250
                                                                              --
-----------
                             BUILDING MATERIALS - 3.0%
       160,000   B+/B1       Owens and Minor, 8.5%, 7/15/11                   $
165,200
       225,000   B/B2        NCI Building Systems, Inc., 9.25%, 5/1/09
198,000
       200,000   B+/B1       Nortek Inc., 9.125%, 9/1/07
183,000
                                                                              --
-----------
                                                                              $
546,200
                                                                              --
-----------


   The accompanying notes are an integral part of these financial statements.


PRINCIPAL        S&P/MOODY'S
AMOUNT           RATINGS
USD ($)          (UNAUDITED)
VALUE

                             HARDWARE & TOOLS - 1.3%
       235,000   B+B2        Scott's Corp., 8.625%, 1/15/09                   $
232,650
                                                                              --
-----------
                             PUBLISHING (NEWSPAPERS) - 0.8%
       150,000   A-/Baa1     Harcourt General Inc., 7.3%, 8/1/97              $
133,125
                                                                              --
-----------
                             RETAIL (DEPARTMENT STORES) - 0.6%
       150,000   BBB-/Ba2    JC Penney Co., 7.625%, 3/1/97                    $
104,250
                                                                              --
-----------
                             RETAIL (SPECIALTY) - 1.1%
       220,000   B+/B1       Grupo Elektra SA, 12.0%, 4/1/08 (144A)           $
200,200
                                                                              --
-----------
                             TEXTILES (APPAREL) - 0.9%
       150,000   BBB/Baa2    Jones Apparel Group Inc., 7.875%, 6/15/06        $
157,125
                                                                              --
-----------
                             TOTAL CONSUMER CYCLICALS                         $
1,570,800
                                                                              --
-----------
                             CONSUMER STAPLES - 5.6%
                             BROADCASTING (CABLE/TELEVISION/RADIO) - 2.3%
       210,000   BB+/Baa3    Grupo Televisa SA, 8.0%, 9/13/11 (144A)          $
196,875
       125,000   BB+Ba1      British Sky Broadcasting, 8.2%, 7/15/09
125,781
       140,000   BB-/B1      Globo Communications Partners, 10.625%,
                             12/5/08 (144A)
89,600
                                                                              --
-----------
                                                                              $
412,256
                                                                              --
-----------
                             DISTRIBUTORS (FOOD & HEALTH) - 2.3%
       110,000   B-/B3       Fisher Scientific International Inc., 9.0%,
                             2/1/08                                           $
109,175
        90,000   B-/B3       Fisher Scientific International Inc., 9.0%,
                             2/1/08
89,325
       250,000   B/B3        Wesco Distribution Inc., 9.125%, 6/1/08
208,750
                                                                              --
-----------
                                                                              $
407,250
                                                                              --
-----------
                             ENTERTAINMENT - 1.0%
       200,000   B/B3        Premier Parks, Inc. 9.75%, 6/15/07               $
189,000
                                                                              --
-----------
                             TOTAL CONSUMER STAPLES                           $
1,008,506
                                                                              --
-----------
                             ENERGY - 4.0%
                             OIL & GAS (DRILLING & EQUIPMENT) - 1.7%
       100,000   BB/Ba3      Hanover Equipment, 8.75%, 9/1/11 (144A)          $
100,000
       225,000   B+/B1       Parker Drilling Co., 9.75%, 11/15/06
207,000
                                                                              --
-----------
                                                                              $
307,000
                                                                              --
-----------
                             OIL & GAS (PRODUCTION & EXPLORATION) - 2.3%
       220,000   BB/Ba2      EOTT Energy Partners L.P., 11.0%, 10/1/09        $
227,700
       200,000   B+B1        Nuevo Energy Co., 9.5%, 6/1/08
188,000
                                                                              --
-----------
                                                                              $
415,700
                                                                              --
-----------
                             TOTAL ENERGY                                     $
722,700
                                                                              --
-----------


   The accompanying notes are an integral part of these financial statements.


PRINCIPAL        S&P/MOODY'S
AMOUNT           RATINGS
USD ($)          (UNAUDITED)
VALUE

                             FINANCIALS - 8.4%
                             BANKS (MAJOR REGIONAL) - 1.3%
  EURO 250,000   A-/NR       Bank of Ireland, 7.5%, 12/29/49                  $
235,758
                                                                              --
-----------
                             BANKS (MONEY CENTER) - 1.8%
       100,000   A/A2        Dresdner Funding Trust, 8.151%,
                             6/30/31 (144A)                                   $
106,500
       210,000   NR/A3       Skandinaviska Enskilda Bank, 8.125%,
                             9/6/49 (144A)
225,750
                                                                              --
-----------
                                                                              $
332,250
                                                                              --
-----------
                             BANKS (REGIONAL) - 0.6%
   ERUO 25,000   A/A3        Andina de Fomento, 4.75%, 5/6/04 (144A)          $
22,621
  EURO 100,000   AAA/Aaa     KFW International Finance, Floating rate,
                             8/1/05
92,401
                                                                              --
-----------
                                                                              $
115,022
                                                                              --
-----------
                             CONSUMER FINANCE - 1.0%
       170,000   BBB+/Baa1   Qwest Capital Funding, 7.25%, 2/15/11            $
171,700
                                                                              --
-----------
                             FINANCIAL (DIVERSIFIED) - 3.7%
       235,000   B-/B3       BF Saul REIT, 9.75%, 4/1/08                      $
229,125
       234,000   BB-/Ba3     Forest City Enterprises, 8.5%, 3/15/08
226,980
       200,000   BBB/Baa3    Mack-Cali Realty Corp., 7.25%, 3/15/09
204,000
                                                                              --
-----------
                                                                              $
660,105
                                                                              --
-----------
                             TOTAL FINANCIALS                                 $
1,514,835
                                                                              --
-----------
                             HEALTH CARE - 3.1%
                             HEALTH CARE (HOSPITAL MANAGEMENT) - 1.1%
       200,000   BB+/Ba1     Columbia HCA Healthcare Corp., 7.25%,
                             5/20/08                                          $
198,000
                                                                              --
-----------
                             HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 2.0%
       140,000   BB+/Baa3    Beckman Instruments, Inc., 7.05%, 6/1/26         $
149,100
       200,000   B/B2        Bio-Rad Laboratories, Inc., 11.625%, 2/15/07
216,000
                                                                              --
-----------
                                                                              $
365,100
                                                                              --
-----------
                             TOTAL HEALTH CARE                                $
563,100
                                                                              --
-----------
                             TECHNOLOGY - 3.9%
                             COMMUNICATIONS EQUIPMENT - 1.3%
       230,000   B+/B1       L-3 Communication Holdings Corp., 8.5%,
                             5/15/08                                          $
235,750
                                                                              --
-----------


   The accompanying notes are an integral part of these financial statements.


PRINCIPAL        S&P/MOODY'S
AMOUNT           RATINGS
USD ($)          (UNAUDITED)
VALUE

                             ELECTRONICS (COMPONENT DISTRIBUTORS) - 1.3%
       250,000   BB+/Baa3    Ingram Micro Inc., 9.875%, 8/15/08 (144A)        $
228,750
                                                                              --
-----------
                             ELECTRONICS (SEMICONDUCTORS) - 1.3%
       250,000   B/B2        Fairchild Semiconductor, 10.375%, 10/1/07        $
238,125
                                                                              --
-----------
                             TOTAL TECHNOLOGY                                 $
702,625
                                                                              --
-----------
                             TRANSPORTATION - 0.9%
                             AIRLINES - 0.9%
       225,000   BB/Ba3      Northwest Airlines Inc., 8.52%, 4/7/04           $
164,250
                                                                              --
-----------
                             TOTAL TRANSPORTATION                             $
164,250
                                                                              --
-----------
                             UTILITIES - 2.2%
                             ELECTRIC COMPANIES - 1.2%
       200,000   AQ-/Baa3    Great Lakes Power Inc., 8.3%, 3/1/05             $
210,750
                                                                              --
-----------
                             POWER PRODUCERS (INDEPENDENT) - 1.0%
       199,000   BB-/Ba3     AES China Generating Co., 10.125%,
                             12/15/06                                         $
177,110
                                                                              --
-----------
                             TOTAL UTILITIES                                  $
387,860
                                                                              --
-----------
                             TOTAL CORPORATE BONDS
                             (Cost $9,324,972)                                $
8,899,088
                                                                              --
-----------
                             U.S. GOVERNMENT AND AGENCY
                             OBLIGATIONS - 14.0%
        25,000               Federal Home Loan Mortgage Corp.,
                             6.5%, 6/1/31                                     $
25,445
        77,135               Federal Home Loan Mortgage Corp.,
                             REMIC Series 2043G, 6.5%, 4/15/28
77,999
       125,000               Federal National Mortgage Association,
                             6.5% (TBA)
126,992
        29,838               Federal National Mortgage Association,
                             6.5%, 4/1/29
30,369
       230,062               Federal National Mortgage Association,
                             7.0%, 5/1/28 to 12/1/30
238,041
       174,931               Federal National Mortgage Association,
                             7.5%, 1/1/28 to 6/1/30
181,764
        21,706               Government National Mortgage Association,
                             6.5%, 1/20/28
22,038
       321,017               Government National Mortgage Association,
                             7.0%, 5/15/29 to 12/15/30
332,852


   The accompanying notes are an integral part of these financial statements.


PRINCIPAL        S&P/MOODY'S
AMOUNT           RATINGS
USD ($)          (UNAUDITED)
VALUE
                             U.S. GOVERNMENT AND AGENCY
                             OBLIGATIONS - (CONTINUED)
       148,681               Government National Mortgage Association,
                             7.5%, 9/15/27 to 8/15/29                         $
155,186
        30,943               Government National Mortgage Association,
                             8.0%, 12/15/29
32,490
       200,000               U.S. Treasury Notes, 5.625%, 5/15/08
215,178
       175,000               U.S. Treasury Notes, 5.75%, 8/15/10
189,600
       150,000               U.S. Treasury Notes, 6.125%, 8/15/29
163,440
       555,000               U.S. Treasury Notes, 7.875%, 2/15/21
717,077
                                                                              --
-----------
                             TOTAL U.S. GOVERNMENT AND
                             AGENCY OBLIGATIONS
                             (Cost $2,362,872)                                $
2,508,471
                                                                              --
-----------
                             FOREIGN GOVERNMENT BONDS - 11.2%
AUD     20,000   BB/Ba3      Austrailian Government 5.75%, 06/15/11           $
10,061
AUD    180,000   BB/Ba3      Austrailian Government 7.5%, 15/09/09
101,119
EURO 1,280,000               Government of France, 3.0%, 7/25/09
1,177,434
       250,000   BB/Ba3      Republic of Argentina, 6.0%, 3/31/23
152,813
       230,000   B+/B2       Republic of Brazil, 9.625%, 7/15/05
197,800
       175,000   BBB-/Baa3   Republic of Trinidad & Tobago, 9.75%,
                             7/1/20 (144A)
187,250
       175,000   B/B1        United Mexican States, 8.625% 3/12/08
179,813
                                                                              --
-----------
                             TOTAL FOREIGN GOVERNMENT BONDS
                             (Cost $1,965,018)                                $
2,006,290
                                                                              --
-----------
                             SUPERNATIONAL BONDS - 1.4%
   NZD 620,000   AAA/Aaa     International Finance Corp., 6.75%, 7/15/09      $
250,495
                                                                              --
-----------
                             TOTAL SUPERNATIONAL BONDS
                             (Cost $299,561)                                  $
250,495
                                                                              --
-----------
                             WARRANTS - 0.0%
            225              App China Group, 3/15/05                         $
-
                                                                              --
-----------
                             TOTAL WARRANTS
                             (Cost $0)                                        $
-
                                                                              --
-----------
                             TOTAL INVESTMENT IN SECURITIES - 100.0%
                             (Cost $18,308,351)(a)(b)(c)                      $
17,953,465
                                                                              --
-----------


   The accompanying notes are an integral part of these financial statements.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2001, the value of these securities amounted to $2,305,659 or 12.3% of total net assets.

TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus or minus 2.5%) principle amount and no definite maturity date period. The actual principle amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(a) At September 30,2001, the net unrealized loss on investments, based on cost for federal income tax purposes of $18,314,464 was as follows:

       Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                             $
638,236

       Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(999,235)
                                                                              --
----------
       Net unrealized loss
$(360,999)

============

(b) At September 30, 2001, the Fund had a capital loss carryforward of $575,124 which will expire between 2007 and 2009 if not utilized.

      The Fund has elected to defer approximately $314,729 of capital gain losses and $58,988 of currency losses recognized between November 1, 2000 and September 30, 2001 to its fiscal year ending September 30, 2002.

Note: The Fund's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2001 were as follows:

                                              PURCHASES               SALES
                                              ---------              -------
Long-term U.S. Government                     $1,449,038            1,046,927
Other Long-term Securities                    $8,085,569            6,178,588

Note:  Principal amounts are denominated in US dollars unless otherwise denoted.
  AUD  Australian dollar
  DKK  Danish kroner.
 EURO  Euro dollar.
  NZD  New Zealand dollar.


   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 9/30/01


ASSETS:
  Investment in securities, at value (including cost $18,308,351)
$17,953,465
  Cash
214,257
  Foreign currencies, at value
56,666
  Receivables -
     Investments securities sold
303,720
     Fund shares sold
37,232
     Interest
356,237
  Due from Pioneer Investment Management, Inc.
49,839
  Other
260

---------------
       Total assets
$18,971,676

---------------
LIABILITIES:
  Payables -
     Investment securities purchased
$   126,205
     Fund shares repurchased
13,058
     Dividends
38,418
  Due to affiliates
17,778
  Accrued expenses
61,551

---------------
       Total liabilities
$   257,010

---------------
NET ASSETS:
  Paid-in capital
$20,094,945
  Accumulated distributions in excess of net investment income
(130,584)
  Accumulated net realized loss on investments
     and foreign currency transactions
(895,967)
  Net unrealized loss on investments
(354,886)
  Net unrealized gain on forward foreign currency contracts and other assets and liabilities denominated in foreign currencies
1,158

---------------
       Total net assets
$18,714,666

===============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $9,696,666/1,090,339 shares)
$      8.89

===============
  Class B (based on $7,293,557/824,182 shares)
$      8.85

===============
  Class C (based on $1,724,443/195,492 shares)
$      8.82

===============
MAXIMUM OFFERING PRICE:
  Class A
$      9.31

===============


   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED 9/30/01


INVESTMENT INCOME:
   Interest
$1,497,762

------------
EXPENSES:
   Management fees                                                    $ 126,628
   Transfer agent fees
      Class A                                                            29,404
      Class B                                                            16,123
      Class C                                                             1,049
   Distribution fees
      Class A                                                            21,274
      Class B                                                            68,841
      Class C                                                            11,022
   Administrative fees                                                   31,500
   Custodian fees                                                        17,895
   Registration fees                                                     41,536
   Professional fees                                                     31,458
   Printing                                                               9,475
   Fees and expenses of nonaffiliated trustees                            9,533
   Miscellaneous                                                          4,532
                                                                     -----------
      Total expenses
$  420,270
      Less management fees waived and expenses
         assumed by Pioneer Investment Management, Inc.
(239,069)
      Less fees paid indirectly
(2,592)

------------
      Net expenses
$  178,609

------------
         Net investment income
$1,319,153

------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) from:
      Investments                                                     $(407,042)
      Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies               12,358
$ (394,684)
                                                                     -----------
------------
   Change in net unrealized loss from:
      Investments                                                     $(129,532)
      Forward foreign currency contracts and other assets
         and liabilities denominated in foreign currencies               (1,326)
$ (130,858)
                                                                     -----------
------------
      Net loss on investments and foreign currency
         transactions
$ (525,542)

------------
      Net increase in net assets resulting from operations
$  793,611

------------


   The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED 9/30/01 AND 9/30/00


                                                                           YEAR
ENDED    YEAR ENDED
FROM OPERATIONS:
9/30/01      9/30/00
  Net investment income                                                   $
1,319,153    $ 1,278,485
  Net realized loss on investments and foreign
(394,684)      (751,780)
   currency transactions
  Change in net unrealized gain (loss) on investments
   and foreign currency transactions
(130,858)        36,310
                                                                          ------
-------  -------------
     Net increase in net assets resulting from operations                 $
793,611    $   563,015
                                                                          ------
-------  -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.64 and $0.76 per share, respectively)                      $
(626,364)   $  (667,767)
   Class B ($0.62 and $0.73 per share, respectively)
(466,720)      (562,142)
   Class C ($0.60 and $0.72 per share, respectively)
(72,903)       (90,300)
  Tax return of capital:
   Class A ($0.07 and $0.00 per share, respectively)
(74,622)             -
   Class B ($0.07 and $0.00 per share, respectively)
(57,729)             -
   Class C ($0.07 and $0.00 per share, respectively)
(9,264)             -
                                                                          ------
-------  -------------
     Total distributions to shareowners
$(1,307,602)   $(1,320,209)
                                                                          ------
-------  -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                        $
8,076,491    $14,366,131
  Reinvestment of distributions
884,995        923,903
  Cost of shares repurchased
(6,357,681)   (10,631,454)
                                                                          ------
-------  -------------
   Net increase in net assets resulting from
     fund share transactions                                              $
2,603,805    $ 4,658,580
                                                                          ------
-------  -------------
   Net increase in net assets                                             $
2,089,814    $ 3,901,386
NET ASSETS:
  Beginning of year
16,624,852     12,723,466
                                                                          ------
-------  -------------
  End of year (including accumulated distributions in excess of net investment income of $130,584 and $205,973, respectively)
$18,714,666    $16,624,852

=============  =============


CLASS A                                  `01 SHARES    `01 AMOUNT    `00 SHARES
`00 AMOUNT
Shares sold                                354,339     $ 3,233,988      848,020
$ 7,920,152
Reinvestment of distributions               60,782         553,803       59,266
548,066
Less shares repurchased                   (311,917)     (2,840,682)    (600,797)
(5,591,345)
                                         ----------   -------------   ----------
-  -------------
   Net increase                            103,204     $   947,109      306,489
$ 2,876,873
                                         ==========   =============
===========  =============
CLASS B
Shares sold                                383,470     $ 3,495,599      554,238
$ 5,186,651
Reinvestment of distributions               32,434         294,619       34,514
319,485
Less shares repurchased                   (340,588)     (3,102,058)    (435,220)
(4,031,167)
                                         ----------   -------------   ----------
-  -------------
   Net increase                             75,316     $   688,160      153,532
$ 1,474,969
                                         ==========   =============
===========  =============
CLASS C
Shares sold                                149,314     $ 1,346,904      133,650
$ 1,259,328
Reinvestment of distributions                4,044          36,573        6,082
56,352
Less shares repurchased                    (45,368)       (414,941)    (110,454)
(1,008,942)
                                         ----------   -------------   ----------
-  -------------
   Net increase                            107,990     $   968,536       29,278
$   306,738
                                         ==========   =============
===========  =============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 9/30/01


                                                  YEAR         YEAR
4/15/99
                                                  ENDED        ENDED         TO
                                                 9/30/01      9/30/00
9/30/99
CLASS A
Net asset value, beginning of period              $ 9.12       $ 9.52
$10.00
                                                 --------     --------     -----
---
Increase (decrease) from investment
  operations:
  Net investment income                           $ 0.75       $ 0.75       $
0.27
  Net realized and unrealized
     loss on investments and foreign
     currency transactions                         (0.26)       (0.39)
(0.48)
                                                 --------     --------     -----
---
       Net increase (decrease) from
         investment operations                    $ 0.49       $ 0.36
$(0.21)
Distributions to shareowners:
  Net investment income                            (0.65)       (0.76)
(0.27)
  Tax return of capital                            (0.07)           -
-
                                                 --------     --------     -----
---
Net decrease in net asset value                   $(0.23)      $(0.40)
$(0.48)
                                                 --------     --------     -----
---
Net asset value, end of period                    $ 8.89       $ 9.12       $
9.52
                                                 ========     ========
========
Total return*                                       5.47%        3.93%
(2.09)%
Ratio of net expenses to average
  net assets+                                       0.77%        0.80%
0.93%**
Ratio of net investment income to
  average net assets+                               8.11%        8.06%
7.99%**
Portfolio turnover rate                               44%          74%
61%**
Net assets, end of period (in thousands)          $9,697       $9,007
$6,481
Ratios assuming no waiver of
  management fees and assumption
  of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                      2.19%        2.23%
5.72%**
  Net investment income                             6.69%        6.63%
3.20%**
Ratios assuming waiver of management
  fees and assumption of expenses by
  PIM and reduction for fees paid indirectly:
  Net expenses                                      0.75%        0.75%
0.89%**
  Net investment income                             8.13%        8.11%
8.03%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.


                                                   YEAR         YEAR
4/15/99
                                                   ENDED        ENDED        TO
                                                  9/30/01      9/30/00
9/30/99
CLASS B
Net asset value, beginning of period              $ 9.11       $ 9.56
$10.00
                                                 --------     --------     -----
---
Increase (decrease) from investment
  operations:
  Net investment income                           $ 0.70       $ 0.68       $
0.23
  Net realized and unrealized loss
     on investments and foreign currency
     transactions                                  (0.26)       (0.40)
(0.44)
                                                 --------     --------     -----
---
       Net increase (decrease) from
         investment operations                    $ 0.44       $ 0.28
$(0.21)
Distributions to shareowners:
  Net investment income                            (0.63)       (0.73)
(0.23)
  Tax return of capital                            (0.07)           -
-
                                                 --------     --------     -----
---
Net decrease in net asset value                   $(0.26)      $(0.45)
$(0.44)
                                                 --------     --------     -----
---
Net asset value, end of period                    $ 8.85       $ 9.11       $
9.56
                                                 ========     ========
========
Total return*                                       4.85%        3.05%
(2.10)%
Ratio of net expenses to average
  net assets+                                       1.43%        1.52%
1.74%**
Ratio of net investment income to
  average net assets+                               7.44%        7.31%
7.07%**
Portfolio turnover rate                               44%          74%
61%**
Net assets, end of period (in thousands)          $7,294       $6,826
$5,689
Ratios assuming no waiver of management
  fees and assumption of expenses by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                      2.85%        2.96%
6.21%**
  Net investment income                             6.02%        5.87%
2.60%**
Ratios assuming waiver of management
  fees and assumption of expenses by PIM
  and reduction for fees paid indirectly:
  Net expenses                                      1.41%        1.47%
1.70%**
  Net investment income                             7.46%        7.36%
7.11%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.


                                                  YEAR          YEAR
4/15/99
                                                  ENDED        ENDED         TO
                                                 9/30/01      9/30/00
9/30/99
CLASS C
Net asset value, beginning of period              $ 9.06       $ 9.52
$10.00
                                                 --------     --------     -----
---
Increase (decrease) from investment
  operations:
  Net investment income                           $ 0.79       $ 0.62       $
0.27
  Net realized and unrealized loss
     on investments and foreign
     currency transactions                         (0.35)       (0.36)
(0.47)
                                                 --------     --------     -----
---
       Net increase (decrease) from
         investment operations                    $ 0.44       $ 0.26
$(0.20)
Distributions to shareowners:
  Net investment income                            (0.61)       (0.72)
(0.28)
  Tax return of capital                            (0.07)           -
-
                                                 --------     --------     -----
---
Net decrease in net asset value                   $(0.24)      $(0.46)
$(0.48)
                                                 --------     --------     -----
---
Net asset value, end of period                    $ 8.82       $ 9.06       $
9.52
                                                 ========     ========
========
Total return*                                       4.93%        2.82%
(2.04)%
Ratio of net expenses to average
  net assets+                                       1.34%        1.80%
1.49%**
Ratio of net investment loss to average
  net assets+                                       7.45%        6.97%
6.65%**
Portfolio turnover rate                               44%          74%
61%**
Net assets, end of period (in thousands)          $1,724       $  793       $
554
Ratios assuming no waiver of management
  fees by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                      2.63%        3.24%
12.65%**
  Net investment income (loss)                      6.16%        5.53%
(4.51)%**
Ratios assuming waiver of management
  fees by PIM and reduction for
  fees paid indirectly:
  Net expenses                                      1.31%        1.75%
1.45%**
  Net investment income                             7.48%        7.02%
6.69%**


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENT 9/30/01

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Strategic Income Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on January 5, 1999 and commenced operations on April 15, 1999. Prior to April 15, 1999 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to produce a high level of current income.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  SECURITY VALUATION

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there is no other readily available valuation method are valued at their fair values as determined by, or under the direction of the Board of Trustees. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Market discount and premium are accreted or amortized daily. Premium and discount related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes witheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  FOREIGN CURRENCY TRANSLATION

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  FORWARD FOREIGN CURRENCY CONTRACTS

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6). As of September 30, 2001 the fund has no outstanding portfolio or settlement hedges.

D.  FEDERAL INCOME TAXES

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At September 30, 2001, the Fund reclassified $63,838 and $77,777 from paid in capital to accumulated distributions in excess of net investment income and accumulated net realized loss on investments and foreign currency transactions, respectively. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

E.  FUND SHARES

    The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and an majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $6,498 in underwriting commissions on the sale of fund shares during the year ended September 30, 2001.

F.  CLASS ALLOCATIONS

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.  REPURCHASE AGREEMENTS

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  MANAGEMENT AGREEMENT

PIM, the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; and 0.65% of the next $500 million; and 0.60% on the assets over $1billion.

PIM has agreed not to impose a portion of its management fee and if necessary, to limit other ordinary operating expenses of the Fund to the extent required to reduce Class A expenses to 0.75% of the average daily net assets attributable to Class A shares; the portion of Fund expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund.

3.  TRANSFER AGENT

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $5,216 in transfer agent fees payable to PIMSS at September 30, 2001.

4.  DISTRIBUTION PLANS

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares.

Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $12,562 in distribution fees payable to PFD at September 30, 2001.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2001, CDSCs in the amount of $38,590 were paid to PFD.

5.  EXPENSE OFFSETS

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended September 30, 2001, the Fund's expenses were reduced by $2,592 under such arrangements.

6.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2001, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. For year ended September 30, 2001 there were no such arrangements.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF
PIONEER STRATEGIC INCOME FUND:


We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Strategic Income Fund as of September 30, 2001, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Strategic Income Fund as of September 30, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP


Boston, Massachusetts
November 5, 2001

TRUSTEES, OFFICERS AND SERVICE PROVIDERS


TRUSTEES
John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Daniel T. Geraci
Margaret B.W. Graham
Marguerite A. Piret
Stephen K. West
John Winthrop

OFFICERS
John F. Cogan, Jr., President
Daniel T. Geraci, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FACTFONE(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

RETIREMENT PLANS INFORMATION                                     1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                     1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

OUR TOLL-FREE FAX                                                1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                        www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.


[PIONEER LOGO]
PIONEER INVESTMENTS(R)


PIONEER INVESTMENT MANAGEMENT, INC.                                10844-00-1001
60 STATE STREET                              (C) Pioneer Funds Distributor, Inc.
BOSTON, MASSACHUSETTS 02109                  Underwriter of Pioneer Mutual Funds
www.pioneerfunds.com                   [RECYCLED LOGO] Printed on Recycled Paper